Fees Summary	Oct. 27, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	2,346.70
Total Transaction Valuation	26,973,566.33
Total Offset Amount	0.00
Net Fee	$ 2,346.70
Offering Table N/A
Offset Table N/A	N/A